Business Combination - Additional Information (Detail) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Business acquisition, total purchase consideration	$ 353	¥ 2,400	¥ 721
Business acquisition, goodwill	2,483			¥ 17,051	¥ 15,806
Business acquisition, intangible assets	139			958
Business acquisition, net assets other than goodwill and intangible assets	73			491
Business acquisition, attribute to noncontrolling interest	130			889
Cash paid for business combination	192	¥ 1,300
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Business acquisition, goodwill	$ 271			¥ 1,900